Initial Public Offering (Details) - Stable Road Acquisition Corp [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
IPO [Member]
Initial Public Offering (Details) [Line Items]
Share units	17,250,000	17,250,000
Share units per share	$ 10.00	$ 10.00
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Share units	2,250,000	2,250,000
Class A Common Stock [Member]
Initial Public Offering (Details) [Line Items]
Share units per share	$ 11.50	$ 11.50
Description of shares	Each Unit consists of one share of Class A common stock and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).	Each Unit consists of one share of Class A common stock and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).